Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 25 – SUBSEQUENT EVENTS

On January 30, 2024, Sunrise Guizhou entered into a discounted commercial bill financing arrangement with Industrial and Commercial Bank of China Xingyi Branch (“ICBC”) for a contractual term from January 30, 2024 to January 30, 2025. The Company obtained the commercial bills from customers and subsequently discounted these commercial bills in ICBC. In the event of a default by the customers who do not pay the due commercial bills to ICBC, ICBC will have recourses against the Company.

On March 8, 2024, Sunrise Guizhou obtained bank loan of RMB100,000,000, approximately $14,084,705, from China Construction Bank (“CCB”) Qianxinan Branch for a term from March 8, 2024 to March 8, 2026.This loan was guaranteed by Mr. Haiping Hu, CEO and Chairman of the Board of Director, and Zhuhai Zibo. The Company also pledged its land use rights to CCB.

On February 8, 2024, the 2023 annual general meeting of shareholders of the Company was held. At the Meeting, the shareholders of the Company approved the 2024 Employee Share Incentive Plan. The Company adopted the 2024 Employee Share Incentive Plan for the grant of restricted share units to employees, directors and non-employees to provide incentive for their services. The maximum number of ordinary shares that may be delivered pursuant to compensatory awards granted to the eligible persons under the 2024 Stock Incentive Plan may not exceed 2,613,000 ordinary shares of par value $0.0001 per share. The Company had not granted any compensatory awards under the 2024 Employee Share Incentive Plan to its employees, directors and non-employees as of the issuance date of the consolidated financial statements.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through May 15, 2024, the date that the audited consolidated financial statements were available to be issued, and determined that that no subsequent events have occurred that would require recognition or disclosure in these financial statements, except as disclosed in this Note 25 or elsewhere in the notes to the consolidated financial statements.